Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Commitments

Lease Commitments

Rent and lease expense, net of sublease rentals, was $72.5 million in 2016, $60.8 million in 2015, and $57.4 million in 2014. Rent and lease expense included no contingent rental payments.

The minimum amounts due for non-cancelable leases at December 31, 2016 are as follows ($ thousands):

Year	Operating	Capital	Total
2017	65,271	13,707	78,978
2018	55,454	7,187	62,641
2019	49,186	6,848	56,034
2020	34,093	6,014	40,107
2021	28,937	5,295	34,232
Thereafter	112,889	9,294	122,183
Total minimum payments	345,830	48,345	394,175
Less amount representing interest		(13,127)
Capitalized lease obligation		35,218

Facility capital lease

The Company has a finance lease for a principal operating facility in Providence, Rhode Island. The Company has the right to cancel the lease after June 30, 2023 if its facilities management contract with the State of Rhode Island is not renewed, in exchange for a termination fee equal to six months of base rent plus operating expenses. The lease includes two 10-year extension options. The Company has the unilateral right to extend the lease under the two extension options under the same terms as in the base term. The lease contains a restriction that does not allow the Company to assign the lease or sublease its portion of the building without the lessor’s approval, which is not to be unreasonably withheld. The lease has been accounted for under build-to-suit guidance, under which the Company carries the entire cost of the building on its books. The building will remain on the books for the lease term and is depreciated over its useful life of 40 years. At December 31, 2016, the Company had no sublease arrangements at this facility.

Communication equipment capital leases

The Company has finance leases for certain communication equipment that expire between 2019 and 2022. The leases have terms of renewal, options to purchase the equipment and there are no escalation clauses. There are no restrictions placed upon the Company by entering into these leases.

Point of sale capital leases

The Company has finance leases for certain point of sale equipment that expire in 2017. There are no restrictions placed upon the Company by entering into these leases.

Sale and Leaseback Transactions

The Company sold its technology center facility in West Greenwich, Rhode Island in December 2006 and entered into a sale-leaseback agreement for a portion of the facility with the new owners that expires in November 2019, including renewal options.

On December 30, 2015, the Company sold its Las Vegas, Nevada campus and entered into a sale-leaseback agreement with the new owners for a portion of the facility for a term of 15 years with optional renewals.

Both the West Greenwich and Las Vegas facilities are accounted for as operating leases, and future minimum lease payments are included in the operating lease section in the table above.

Jackpot Commitments

Jackpot liabilities are recorded as current and non-current liabilities as follows:

December 31,
($ thousands)	2016

Current liabilities	95,574
Non-current liabilities	203,468
299,042

Future jackpot payments are due as follows ($ thousands):

Year	Previous Winners	Future Winners	Total

2017	47,900	47,556	95,456
2018	34,901	9,023	43,924
2019	31,164	574	31,738
2020	27,591	574	28,165
2021	23,227	574	23,801
Thereafter	119,896	8,611	128,507
Future jackpot payments due	284,679	66,912	351,591
Unamortized discounts			(52,549)
Total jackpot liabilities			299,042

Contingencies

Performance and other bonds

In connection with certain contracts and procurements, the Company has been required to deliver performance bonds for the benefit of customers and bid and litigation bonds for the benefit of potential customers, respectively. These bonds, on which customers and potential customers have never made a claim, give the beneficiary the right to obtain payment and/or performance from the issuer of the bond if certain specified events occur. In the case of performance bonds, which generally have a term of one year, such events include the Company’s failure to perform its obligations under the applicable contract. In 2016, after selling the substantial majority of the Company's jackpot investments, the Company entered into Wide Area Progressive Bonds in order to secure those obligations. The following table provides information related to potential commitments for bonds outstanding at December 31, 2016:

($ thousands)	Total bonds

Performance bonds	352,479
Wide Area Progressive bonds	285,986
Litigation bonds	31,013
All other bonds	6,950
676,428

Guarantees and indemnifications

Incentive Payments and Penalties under Minimum Profit Contracts

The Company has three contracts where it has provided customers with minimum profit level guarantees (the Illinois Contract, Indiana Contract and New Jersey Contract). Under these contracts the Company may earn incentive compensation if it exceeds minimum profit level guarantees and may be required to pay penalties should it fail to achieve them.

In relation to the Illinois Contract, the Company guaranteed a minimum profit level to the State of Illinois for each fiscal year of the agreement, commencing with the State of Illinois’s fiscal year ended June 30, 2012. The amounts guaranteed and therefore amounts owed by the Company as shortfall payments under the Illinois Contract were under dispute. In December 2014, the Company and the State of Illinois entered into a termination agreement which settled the amount of shortfall payments for fiscal years 2012, 2013 and 2014, in the amounts of $21.8 million, $38.6 million and $37.1 million, respectively. In 2015, the Attorney General of the State of Illinois questioned the validity of the termination agreement between the Company and the State of Illinois which resulted in the Company and the State of Illinois entering into a new termination agreement and the Company paid the State of Illinois an additional $10 million representing the shortfall payment for the State of Illinois’s fiscal year ending June 30, 2015. The Company will neither be responsible for the payment of any other shortfall payment, nor will it be entitled to receive any incentive compensation, for all or any portion of fiscal year 2015, or any subsequent fiscal year. The Company recorded reductions of service revenue of $10.0 million and $55.5 million in 2015 and 2014, respectively.

In relation to the Indiana Contract, the Company guaranteed a minimum profit level to the State of Indiana commencing with the contract year starting July 1, 2013. The Company recorded reductions of service revenue of $8.0 million and $8.8 million in 2015 and 2014, respectively related to this guarantee. In 2015, the Company and the State of Indiana renegotiated the Indiana Contract which resulted in revised guarantee levels and in consideration the Company paid the State of Indiana $18.3 million which the Company capitalized to Other Assets in its consolidated balance sheet and which the Company is amortizing to service revenue over the remaining contract term.

In relation to the New Jersey Contract, the Company guaranteed a minimum profit level to the State of New Jersey commencing with the contract year starting July 1, 2014. In 2015, the Company and the State of New Jersey renegotiated the New Jersey Contract which resulted in revised guarantee levels and in consideration the Company paid the State of New Jersey $15.4 million which the Company capitalized to Other Assets in its consolidated balance sheet and which the Company is amortizing to service revenue over the remaining contract term. In 2016, the Company received a $30.6 million incentive payment based on its performance, which the Company recorded as service revenue in the consolidated statements of operations.

Loxley GTECH Technology Co., LTD guarantee

The Company has a 49% interest in Loxley GTECH Technology Co., LTD (“LGT”), which is accounted for as an asset held for sale with a minimal value. LGT is a joint venture that was formed to provide an online lottery system in Thailand.

The Company has guaranteed, along with the 51% shareholder in LGT, performance bonds provided to LGT by an unrelated commercial lender. The performance bonds relate to LGT’s performance under the July 2005 contract between the Government Lottery Office of Thailand and LGT should such contract become operational. The Company is jointly and severally liable with the other shareholder in LGT for this guarantee. There is no scheduled termination date for the Company’s guarantee obligation. At December 31, 2016, the maximum liability under the guarantee was Baht 375 million ($10.5 million), and the Company does not have any obligation related to this guarantee because the July 2005 contract to provide the online lottery system is not in operation due to continuing political instability in Thailand.

Commonwealth of Pennsylvania indemnification

The Company will indemnify the Commonwealth of Pennsylvania and any related state agencies for claims made relating to the state’s approval of IGT Global Solutions Corporation’s manufacturer’s license in the Commonwealth of Pennsylvania.

Legal Proceedings

From time to time, the Parent and/or one or more of its subsidiaries are party to legal, regulatory, or administrative proceedings regarding, among other matters, claims by and against the Company, injunctions by third parties arising out of the ordinary course of business, and investigations and compliance inquiries related to the Company’s ongoing operations. Legal proceedings can be expensive and disruptive to normal business operations. Moreover, the results of legal proceedings are often difficult to predict and the Company’s view of these matters may change as the related proceedings and events unfold. The Company expenses legal fees as incurred and records a provision for contingent losses when it is both probable that a liability will be incurred and the amount or range of the loss can be reasonably estimated. At December 31, 2016, provisions for litigation matters amounted to $4.0 million. With respect to litigation and other legal proceedings where the Company has determined that a loss is reasonably possible but the Company is unable to estimate the amount or range of reasonably possible loss, in excess of amounts already accrued, no additional amounts have been accrued (given the uncertainties of litigation and the inherent difficulty of predicting the outcome of legal proceedings). If material, an unfavorable outcome to any legal matter could have an adverse effect on the Company’s operations or the Parent's financial position, liquidity, or results of operations.

Brazil ICMS Tax

Since 1997, GTECH Brazil paid ISS service taxes on printing ribbons, rolls of paper and wagering slips (“Consumables”) distributed to lottery outlets. On July 26, 2005 the State of São Paulo challenged this tax classification, claiming the higher ICMS tax (Brazilian VAT) should apply instead. On February 27, 2017, the Brazilian court ruled that rolls of paper and wagering slips were not subject to ICMS, but printing ribbons were, although at a lower tax rate than the São Paulo tax authorities had applied. Both parties will likely appeal. The net claim after the current ruling, plus statutory interest and fees is approximately 18.5 million Brazilian Reals (approximately $5.7 million at exchange rates in effect at December 31, 2016). GTECH Brazil will continue to defend against the tax authorities’ assessment; Brazilian counsel advises the appellate proceedings are likely to take several years.

Texas Fun 5’s Instant Ticket Game

Five lawsuits have been filed against IGT Global Solutions Corporation (f/k/a GTECH Corporation) in Texas state court arising out of the Fun 5’s instant ticket game sold by the Texas Lottery Commission (“TLC”) from September 14, 2014 to October 21, 2014. Plaintiffs allege each ticket’s instruction for Game 5 provided a 5x win (five times the prize box amount) any time the “Money Bag” symbol was revealed in the “5X BOX”. However, TLC awarded a 5x win only when (1) the “Money Bag” symbol was revealed and (2) three symbols in a pattern were revealed.

(a)
Steele, James et al. v. GTECH Corp., filed on December 9, 2014 in Travis County (No. D1GN145114). Through intervenor actions, over 1,200 plaintiffs claim damages in excess of $500 million. GTECH Corporation’s motion to dismiss based on Derivative Governmental Immunity was denied. GTECH Corporation has appealed; the ruling on the appeal is pending.

(b)
Nettles, Dawn v. GTECH Corp. et al., filed on January 7, 2015 in Dallas County (No. 051501559CV). Plaintiff claims damages in excess of $4 million. GTECH Corporation and the Texas Lottery Commission won motions to dismiss based on Derivative Governmental Immunity. Plaintiff has appealed; the ruling on plaintiff’s appeal is pending.

(c)	Guerra, Esmeralda v. GTECH Corp. et al., filed on June 10, 2016 in Hidalgo County (No. C277716B). Plaintiff claims damages in excess of $500,000.

(d)	Wiggins, Mario & Kimberly v. IGT Global Solutions Corp., filed on September 15, 2016 in Travis County (No. D1GN16004344). Plaintiff claims damages in excess of $1 million.

(e)	Campos, Osvaldo Guadalupe et al. v. GTECH Corp., filed on October 20, 2016 in Travis County (No. D1GN16005300). Plaintiff claims damages in excess of $1 million.

The Company disputes the claims made in each of these cases and continues to defend against these lawsuits.

Illinois State Lottery

On February 2, 2017, putative class representatives of retailers and lottery ticket purchasers alleged the Illinois Lottery collected millions of dollars from sales of instant ticket games and wrongfully ended certain games before all top prizes had been sold. Raqqa, Inc. et al. v. Northstar Lottery Group, LLC., was filed in Illinois state court, St. Clair County (No. 17L51) against Northstar Lottery Group LLC, a consortium in which the Parent indirectly holds an 80% controlling interest. The claims include tortious interference with contract, violations of Illinois Consumer Fraud and Deceptive Practices Act, and unjust enrichment. The lawsuit was removed to Illinois U.S. District Court. On March 15, 2017, a second lawsuit, Atteberry, Dennis et al. v. Northstar Lottery Group, LLC, was filed in Illinois state court, Cook County (No. 2017CHO3755) seeking damages on the same matter. The Company disputes the claims made in both cases and continues to defend against these lawsuits.

Mexican Inventory Tax

The Mexican Tax Administration Service levied an assessment of income tax, VAT, interest and penalties on GTECH Mexico, S.A. de C.V. (“GTECH Mexico”), for the 2006 fiscal year in the amount of 424,486,923 Mexican Pesos (approximately U.S.$20.5 million at the exchange rate in effect on December 31, 2016). Approximately U.S. $15 million of the assessment relates to denial of a deduction for inventory sold by GTECH Mexico to its parent; the remaining assessment relates to intercompany loan proceeds received from GTECH Mexico’s parent. Although lower courts upheld the assessment, on October 28, 2016, the Mexican Appellate Court ruled that the loan proceeds are non-taxable, but denied the Company’s inventory tax deduction. On December 2, 2016, the Company filed an appeal to the Mexican Supreme Court of Justice with respect to the inventory tax issue. The Company maintains that the assessment is without merit.

Disposition of Previously Disclosed Matters

Set forth below are legal proceedings that were previously disclosed and for which a disposition occurred during 2016 or in 2017 through April 19, 2017.

Italian Tax Matters

In December 2013, further to a tax audit received in 2012, settled by the Parent’s predecessor entity GTECH S.p.A (“GTECH”), the Italian Tax Agency, as required by Italian law, referred the matter to the Rome Public Prosecutor’s office, which had the obligation to start an investigation.

Within the context of this investigation, on April 28, 2015, representatives of the Rome Public Prosecutor came to the Company's offices in Rome to collect documents and files. The CEO, a board member and a senior executive of the Parent were served with a notice that each is subject to a criminal investigation in Italy relating to the Italian tax returns filed by GTECH for the tax years 2006-2013. Under the relevant Italian statutes, the legal representative and the signatories of the corporate tax returns, and not the corporation itself, are subject to investigation. The individuals are Lorenzo Pellicioli, then Chairman of GTECH’s Board of Directors and currently Vice-Chairman of the Parent’s Board of Directors, who was GTECH’s legal representative who signed the Italian corporate tax return for the 2013 tax year; Marco Sala, then GTECH’s CEO and the current CEO, director and the legal representative of the Parent, who signed the Italian corporate tax returns for the 2006, 2007 and 2008 tax years, and Renato Ascoli, then the general manager of GTECH’s Italian operations, who signed the Italian corporate tax returns for the 2009, 2010, 2011, and 2012 tax years.

The investigation involves the structuring of the original leveraged buyout of GTECH Holdings Corporation by Lottomatica S.p.A. and the subsequent conversion of a portion of the original debt incurred by GTECH Holdings Corporation into an equity increase from the parent company, Lottomatica S.p.A. The Public Prosecutor is focused on determining whether GTECH’s income was under-reported in Italy for any of the tax years 2006-2013. Under Italian law, the Public Prosecutor may choose to bring criminal charges against any or all of the above-referenced individuals in the event that income was under-reported in one or more tax years.

As a consequence of the investigation, a further Tax Audit started on June 22, 2015, focusing on the 2006 merger leveraged buyout acquisition of GTECH Holdings Corporation and the subsequent acquisition debt re-financing.  On July 7, 2015, the Tax Police notified a Tax Audit Report (the "First Report") to the Parent, alleging that GTECH breached the Italian transfer pricing rule (article 110, par. 7, of the Income Tax Act) because it did not recharge to its U.S. wholly-owned subsidiary GTECH Holdings Corporation all the interest expense and other costs incurred in connection with the 2006 acquisition and its subsequent re-financing. The First Report covered the tax years 2006 to 2010. As provided by Italian law, the Tax Police Audit Report was delivered to the Public Prosecutor and the Italian Tax Agency for their independent evaluation.  Under Italian law, the Italian Tax Agency is the only authority empowered to issue a tax assessment, based on the Tax Police Audit Report’s allegations.  On December 30, 2015, the Company received a number of tax assessment notices (so-called Avvisi di Accertamento) covering the years 2006-2010 and alleging that additional taxes, penalties and interest totaling €200 million were due. Under Italian law, the Company had 60 days to appeal the tax assessment notice.  On February 26, 2016 the Company submitted a Voluntary Settlement Request, which entitled the Company to an automatic 90 day extension. In the meantime, on April 12, 2016, the Company received a Tax Audit Report (the "Second Report") from the Tax Police, covering years 2011 to 2014. Based on this report, the additional taxes, penalties and interest associated with the transfer price challenge was estimated to be approximately €275.0 million for those years.

During the aforementioned 90-day extension period, the Italian Tax Agency re-examined the preliminary conclusions of the Tax Police in the First Report and the Second Report and offered a tax settlement of an aggregate amount of €13.5 million. The settlement procedure concluded on June 20, 2016, with the relevant tax payments made by the Parent.

Finally, the two additional claims contained in the Second Report regarding (i) the alleged improper deduction of €140.0 million in Value Added Tax and (ii) under-reported taxable income pursuant to Italy’s controlled foreign corporation regime with specific reference to the Company’s fully controlled subsidiary incorporated in Cyprus, were definitively abandoned by the Italian Tax Agency. Consequently, all of the tax assessments, penalty and interest claims emanating from the aforementioned tax audits have been resolved.

In the Matter of International Game Technology

On February 3, 2016, International Game Technology received a "Wells Notice" from the staff of the SEC solely relating to its investigation of an alleged retaliation claim under the Securities Exchange Act of 1934, as amended. The Parent announced a settlement with the SEC on September 30, 2016. In agreeing to a settlement payment of $500,000 to the SEC, the Parent neither admitted nor denied that pre-Merger International Game Technology improperly retaliated against a whistleblower.